SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 1,617,333	$ 2,122,379
Lease liabilities	532,846	652,526
Total		652,526
Total Contractual Cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,617,333	2,122,379
Lease liabilities	551,880	689,254
Total	2,169,213	2,811,633
Carrying Amount (Assets)/ Liabilities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,617,333	2,122,379
Lease liabilities	532,846	652,526
Total	2,150,179	2,774,905
Less Than 6 Months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,617,333	2,122,379
Lease liabilities	158,316	133,507
Total	1,775,649	2,255,886
6 - 12 Months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	161,154	136,250
Total	161,154	136,250
Between 1 and 2 Years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	208,957	255,601
Total	208,957	255,601
Between 2 and 5 Years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	21,636	163,896
Total	21,636	163,896
Over 5 Years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	1,817
Total	$ 1,817